Note 20 - Trade Receivables - Current Trade Receivables (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Trade receivables	R$ 5,306.9	R$ 4,861.0
Bad debt provision	(668.3)	(676.5)
Net, trade receivables	4,638.6	4,184.5
Related parties (Note 32)	153.0	118.6
Total current trade receivables	R$ 4,791.6	R$ 4,303.1